Equity (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule Of Calculation Of Net Income Applicable To General Partners
The following table presents the allocation of the general partner’s interest in net earnings (in millions, except percentage of ownership interest):

	Years Ended December 31,
	2015	2014	2013
Net earnings attributable to partners	$272	$99	$80
General partner’s IDRs	(69)	(41)	(11)
Special Allocation	—	7	—
Net earnings available to partners	$203	$65	$69
General partner’s ownership interest	2.0%	2.0%	2.0%
General partner’s allocated interest in net earnings	$5	$2	$1
General partner’s IDRs	69	41	11
Allocation of Predecessor impact to general partner interest	(22)	(29)	(62)
Total general partner’s interest in net earnings (loss)	$52	$14	$(50)

Schedule of Partners' Capital
The table below summarizes the changes in the number of units outstanding through December 31, 2015 (in million units).

	Common	Subordinated	General Partner	Total
Balance at December 31, 2012	20.5	15.3	0.7	36.5
Issuance in January 2013 used primarily to fund Northwest Products Acquisition	9.8	—	0.2	10.0
Issuance in June 2013 in connection with LA Terminal Assets Acquisition	1.4	—	—	1.4
Issuance in November 2013 to fund the LA Logistics Assets Acquisition	6.3	—	—	6.3
Issuance in December 2013 in connection with LA Logistics Assets Acquisition	1.1	—	0.2	1.3
Balance at December 31, 2013	39.1	15.3	1.1	55.5
Issuances under ATM Program	0.2	—	—	0.2
Conversion in May 2014 of Tesoro’s subordinated units to common units	15.3	(15.3)	—	—
Issuance in July 2014 in connection with the West Coast Logistics Assets acquisition	0.3	—	—	0.3
Issuance in August 2014 used primarily to redeem a portion of our 5.875% Senior Notes due 2020	2.1	—	—	2.1
Issuance in October 2014 to fund the Rockies Natural Gas Business Acquisition	23.0	—	0.5	23.5
Unit-based compensation awards	0.1	—	—	0.1
Balance at December 31, 2014	80.1	—	1.6	81.7
Issuances under ATM Program	1.9	—	—	1.9
Issuance in July 2015 to effect the QEPM Merger (a)	7.1	—	—	7.1
Issuance in November 2015 in connection with the LA Storage and Handling Assets acquisition (b)	4.3	—	0.3	4.6
Unit-based compensation awards	0.1	—	—	0.1
Balance at December 31, 2015	93.5	—	1.9	95.4
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(a)	On July 22, 2015, we issued common units to QEPM unitholders upon completion of the Merger discussed in Note 2.

(b)	On November 12, 2015, we issued common units to Tesoro and TLGP in connection with the completion of the LA Storage and Handling Assets discussed in Note 2.

Schedule of Incentive Distributions Made to General Partners by Distribution
The following table illustrates the percentage allocations of available cash from operating surplus between the unitholders and our general partner based on the specified target distribution levels. The amounts set forth under marginal percentage interest in distributions are the percentage interests of our general partner and the unitholders in any available cash from operating surplus we distribute, up to and including the corresponding amount in the column total quarterly distribution per unit target amount. The percentage interests shown for our unitholders and our general partner for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution. For illustrative purposes, the percentage interests set forth below for our general partner assume that there are no arrearages on common units, our general partner has contributed any additional capital necessary to maintain its 2% general partner interest and our general partner owns all of the IDRs.

	Total quarterly distribution per unit target amount	Marginal percentage interest in distributions
		Unitholders	General Partner	Incentive Distribution Rights
Minimum Quarterly Distribution	$0.337500	98%	2%	—
First Target Distribution	Above $0.337500 up to $0.388125	98%	2%	—
Second Target Distribution	Above $0.388125 up to $0.421875	85%	2%	13%
Third Target Distribution	Above $0.421875 up to $0.506250	75%	2%	23%
Thereafter	Above $0.506250	50%	2%	48%

Schedule of Distributions Made to Members or Limited Partners, by Distribution
The allocation of total quarterly cash distributions to general and limited partners is as follows for the years ended December 31, 2015, 2014 and 2013 (in millions). Our distributions are declared subsequent to quarter end; therefore, the following table represents total cash distributions applicable to the period in which the distributions are earned.

	Years Ended December 31,
	2015	2014	2013
General partner’s distributions:
General partner’s distributions	$6	$5	$2
General partner’s IDRs (a)	69	41	11
Total general partner’s distributions	$75	$46	$13

Limited partners’ distributions:
Common	$259	$157	$71
Subordinated	—	14	32
Total limited partners’ distributions	259	171	103
Total Cash Distributions	$334	$217	$116

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(a)	In connection with the Rockies Natural Gas Business Acquisition, our general partner waived its right to $10 million of general partner distributions with respect to IDRs during 2015.
The table below summarizes the quarterly distributions:

Quarter Ended	Quarterly Distribution Per Unit	Total Cash Distribution including general partner IDRs (in millions)	Date of Distribution	Unitholders Record Date
March 31, 2016	$0.810	$108	May 13, 2016	May 2, 2016
June 30, 2016	0.842	123	August 12, 2016	August 2, 2016
September 30, 2016 (a)	0.875	131	November 14, 2016	November 4, 2016

(a)	This distribution was declared on October 18, 2016 and was paid on the date of distribution.